Net Loss per Share - Schedule of Basic and Diluted Net Loss Per Share (Parenthetical) (Details) - shares	3 Months Ended	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Series A Preferred Stock
Class of Stock [Line Items]
Weighted-average number of shares of as-converted (in shares)	12,622,000	7,166,337